ACCOUNTS RECEIVABLE (Tables) - Open World Ltd. [Member]	12 Months Ended
Dec. 31, 2025
Schedule of accounts receivable

	December 31, 2025	December 31, 2024
Accounts receivable - crypto assets	1,211,696	13,463,445
Accounts receivable - other	54,527	471,168
Total accounts receivable	1,266,223	13,934,613

Schedule of reconciliation accounts receivable

	December 31, 2025	December 31, 2024
Beginning balance, January 1	13,934,613	2,395,177
Additions / new contracts	26,652,008	39,749,349
Settlements	(22,636,869)	(24,617,356)
Net change in fair value of receivables	(11,711,086)	(2,722,651)
Change in revenue contract	(4,549,500)	-
Allowance for doubtful accounts	(422,943)	(869,906)
Ending balance, December 31	1,266,223	13,934,613

Schedule of allowance for doubtful accounts

	December 31, 2025	December 31, 2024
Beginning balance, January 1	869,906	–
Provision for expected credit losses	422,943	869,906
Write-offs charged against the allowance	–	–
Recoveries of amounts previously written off	–	–
Ending balance, December 31	1,292,849	869,906